SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS - Narrative (Details) - USD ($)		1 Months Ended	12 Months Ended				23 Months Ended
	Apr. 13, 2018	May 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	May 08, 2023	Apr. 28, 2023	Apr. 30, 2022	Apr. 15, 2022	May 31, 2020	May 31, 2018	May 04, 2018	Apr. 30, 2018	Apr. 23, 2018	Nov. 30, 2016	Oct. 31, 2016
Class of Stock [Line Items]
Repurchase of bonds			$ 133,117,000	$ 205,848,000	$ 0
Share capital, par value (in dollars per share)			$ 0.01	$ 0.01											$ 0.01		$ 0.01
Total authorized for share lending arrangement (in shares)			11,765,142	11,765,842	11,765,842										7,000,000
Shares outstanding value				$ 0
Shares cancelled (in shares)			700
New shares issued (in shares)			242,146		10,786
Options exercised (in shares)			510,000	0	85,500
Proceeds from issuance of common stock			$ 96,250,000		$ 0
Own-share lending arrangement, shares, cancelled (in shares)			700
Authorized repurchase amount								$ 100,000,000
Treasury stock, shares, acquired (in shares)			1,095,095	1,095,095
Average cost per share repurchased (in dollars per share)			$ 9.27	$ 9.27
Treasury stock at cost			$ 10,200,000	$ 10,200,000
Remaining authorized purchase amount			90,000,000	90,000,000
Adjustments to additional paid in capital, dividends in excess of retained earnings			$ 6,900,000	$ 0
Dividend Reinvestment Plan (DRIP)
Class of Stock [Line Items]
Dividend reinvestment plan, maximum number of shares authorized (in shares)											10,000,000
At The Market
Class of Stock [Line Items]
New shares issued (in shares)							11,400,000
Equity distribution agreement, maximum value of shares authorized									$ 100,000,000	$ 100,000,000		$ 100,000,000
Proceeds from issuance of common stock							$ 90,200,000
At The Market and Dividend Reinvestment Plan
Class of Stock [Line Items]
New shares issued (in shares)			0	0
Underwritten Public Offering
Class of Stock [Line Items]
Total authorized for share lending arrangement (in shares)			8,000,000
Public offering price (in USD per share)			$ 12.50
Senior Unsecured Convertible Bonds Due 2023
Class of Stock [Line Items]
Interest rate (as a percent)			4.875%										4.875%
Aggregate debt amount														$ 14,000,000.0		$ 150,000,000.0
Repurchase of bonds				$ 53,000,000.0		$ 2,000,000
Amount of debt repurchased		$ 84,900,000
Shares loaned to affiliate (in shares)													3,765,842
Own share lending arrangement, shares transferred (in shares)			3,765,142	3,765,142
Senior unsecured convertible bonds due 2021
Class of Stock [Line Items]
Interest rate (as a percent)																		5.75%
Shares loaned to affiliate (in shares)															3,765,842			8,000,000
Own share lending arrangement, shares transferred (in shares)			8,000,000
Senior Unsecured Convertible Bonds Due 2023
Class of Stock [Line Items]
Interest rate (as a percent)															4.875%	4.875%
Equity component of convertible debt	$ 7,900,000					$ (100,000)
Senior unsecured convertible bonds due 2021
Class of Stock [Line Items]
Aggregate debt amount																		$ 225,000,000
General share lending agreement
Class of Stock [Line Items]
Shares loaned to affiliate (in shares)																	8,000,000